Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ 23	$ (15)	$ 14	$ (29)
Stock-Based Compensation Costs Capitalized	7	(3)	5	(4)
Total Stock-Based Compensation	30	(18)	19	(33)
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	2	4	4	6
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	9	(6)	(2)	(12)
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	8	(3)	7	(6)
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	$ 4	$ (10)	$ 5	$ (17)